Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operations
NOTE 9.	DISCONTINUED OPERATIONS

Discontinued Operations

For discontinued operations, cost of services, primarily accruals or releases of over accruals for professional and general liability claims and bad debt expense are classified in the activities below. For a historical listing and description of the Company’s discontinued entities, see Part II, Item 8, “Financial Statements and Supplementary Data”, Note 10 – Discontinued Operations included in the Annual Report.

The following table summarizes the activity of discontinued operations for the three months ended March 31, 2021 and 2020:

	Three Months Ended March 31,
(Amounts in 000’s)	2021	2020
Cost of services	$13	$37
Net loss	$(13)	$(37)

The Company’s major classes of discontinued operation’s assets and liabilities included within the Company’s consolidated balance sheets as of March 31, 2021 and December 31, 2020, respectively are: (i) “Accounts receivable, net of allowance” of $0.1 million and $0.1 million; (ii) “Accounts payable” of $2.5 million and $2.6 million; and (iii) “Accrued Expenses” of $0.7 million and $0.7 million.

NOTE 10. DISCONTINUED OPERATIONS

Disposition of Facility Operations

Historically, the Company’s business has focused primarily on owning and operating skilled nursing facilities and managing such facilities for unaffiliated owners with whom the Company has management contracts. In July 2014, the Board approved and commenced the Transition, pursuant to which the Company: (i) leased to third-party operators all of the healthcare properties which the Company owns and previously operated; (ii) subleased to third-party operators all of the healthcare properties which the Company leases (but does not own) and previously operated; and (iii) retained a management agreement to manage two skilled nursing facilities and one independent living facility for third parties. The Transition was completed in December 2015.

Discontinued operations activities reported in the table below consist of (i) recoveries, which is primarily releases of accruals for professional and general liability claims and bad debt expense recoveries, and (ii) other expense, net which is additional accruals for professional and general liability claims and expenses related to collections for amounts and activities originating prior to the Transition.

The following table summarizes the activity of discontinued operations for the years ended December 31, 2020 and 2019:

	Year Ending December 31,
(Amounts in 000’s)	2020	2019
Recoveries	(63)	(626)
Other expense, net	147	—
Net (loss) income	$(84)	$626

The Company’s major classes of discontinued operation’s assets and liabilities included within the Company’s consolidated balance sheets at December 31, 2020 and December 31, 2019, respectively are: (i) “Accounts payable” of $2.6 million and $3.4 million; and (ii) “Accrued expenses” of $0.7 million and $1.0 million.